Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 13,547	$ 10,393
Less: accumulated depreciation	(4,939)	(3,121)
Property plant and equipment net	8,608	7,272
Office Equipment and Computers
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,065	939
Fixtures and Fittings
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,094	2,785
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	7,994	$ 6,669
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 394